AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 12, 2000

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   X
                                                                     ---
                               (File No. 33-11549)
                         Post-Effective Amendment No. 21

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940                X
                              (File No. 811-04995)                   ---
                         Post-Effective Amendment No. 22


                    SIT U.S. GOVERNMENT SECURITIES FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                4600 Norwest Center, Minneapolis, Minnesota 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)   (ZIP CODE)

                                 (612) 332-3223
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                         Paul Rasmussen, Vice President
                                Sit Mutual Funds
                               4600 Norwest Center
                          Minneapolis, Minnesota 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                             Michael J. Radmer, Esq.
                                Dorsey & Whitney
                           2200 First Bank Place East
                          Minneapolis, Minnesota 55402

It is proposed that this filing will become effective (check appropriate box):
___ immediately upon filing pursuant to paragraph (b) of rule 485
XX  on August 1, 2000 pursuant to paragraph (b) of rule 485
___ 60 days after filing pursuant to paragraph (a)(1) of rule 485
___ on (specify date) pursuant to paragraph (a)(1) of rule 485
___ 75 days after filing pursuant to paragraph (a)(2) of rule 485
___ on (specify date) pursuant to paragraph (a)(2) of rule 485

         If appropriate, check the following box:

         ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed with the Securities and Exchange Commission on or about May 30, 2000.

      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 12, 2000

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X
                                                                   ---
                               (File No. 2-91312)
                         Post-Effective Amendment No. 25

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940              X
                              (File No. 811-04033)                 ---
                         Post-Effective Amendment No. 26


                            SIT MUTUAL FUNDS II, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                4600 Norwest Center, Minneapolis, Minnesota 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (612) 332-3223
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                         Paul Rasmussen, Vice President
                                Sit Mutual Funds
                               4600 Norwest Center
                          Minneapolis, Minnesota 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                             Michael J. Radmer, Esq.
                                Dorsey & Whitney
                           2200 First Bank Place East
                          Minneapolis, Minnesota 55402

It is proposed that this filing will become effective (check appropriate box):
___ immediately upon filing pursuant to paragraph (b) of rule 485
XX on August 1, 2000 pursuant to paragraph (b) of rule 485
___ 60 days after filing pursuant to paragraph (a)(1) of rule 485
___ on (specify date) pursuant to paragraph (a)(1) of rule 485
___ 75 days after filing pursuant to paragraph (a)(2) of rule 485
___ on (specify date) pursuant to paragraph (a)(2) of rule 485

         If appropriate, check the following box:
         ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed with the Securities and Exchange Commission on or about May 30, 2000.

      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 12, 2000

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   X
                                                                     ---
                               (File No. 2-91313)
                         Post-Effective Amendment No. 22

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940               X
                              (File No. 811-04032)                  ---
                         Post-Effective Amendment No. 23


                           SIT MONEY MARKET FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                4600 Norwest Center, Minneapolis, Minnesota 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (612) 332-3223
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                         Paul Rasmussen, Vice President
                                Sit Mutual Funds
                               4600 Norwest Center
                          Minneapolis, Minnesota 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                             Michael J. Radmer, Esq.
                                Dorsey & Whitney
                           2200 First Bank Place East
                          Minneapolis, Minnesota 55402

It is proposed that this filing will become effective (check appropriate box):
___ immediately upon filing pursuant to paragraph (b) of rule 485
XX on August 1, 2000 pursuant to paragraph (b) of rule 485
___ 60 days after filing pursuant to paragraph (a)(1) of rule 485
___ on (specify date) pursuant to paragraph (a)(1) of rule 485
___ 75 days after filing pursuant to paragraph (a)(2) of rule 485
___ on (specify date) pursuant to paragraph (a)(2) of rule 485

         If appropriate, check the following box:
         ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed with the Securities and Exchange Commission on or about May 30, 2000.

                                     PART C

                                OTHER INFORMATION

Item 23.      Exhibits

         Explanatory Note: This Registration Statement contains the combined Part C for Sit U.S. Government Securities Fund, Inc., Sit Mutual Funds II, Inc., and Sit Money Market Fund, Inc.

       (a)    Articles of Incorporation
              -------------------------
              1.   Sit U.S. Government Securities Fund, Inc.
                   -----------------------------------------
                   (Incorporated by reference to Post-Effective Amendment No. 11 to the Fund's Registration Statement.)
              2.   Sit Mutual Funds II, Inc.
                   -------------------------
                   (Incorporated by reference to Post-Effective Amendment No. 12 to the Fund's Registration Statement.)
              3.   Sit Money Market Fund, Inc.
                   ---------------------------
                   (Incorporated by reference to Post-Effective Amendment No. 12 to the Fund's Registration Statement.)

       (b)    Bylaws
              ------
              1.   Sit U.S. Government Securities Fund, Inc.
                   -----------------------------------------
                   (Incorporated by reference to the Fund's original Registration Statement.)
              2.   Sit Mutual Funds II, Inc.
                   -------------------------
                   (Incorporated by reference to the Fund's original Registration Statement.)
              3.   Sit Money Market Fund, Inc.
                   ---------------------------
                   (Incorporated by reference to the Fund's original Registration Statement.)

       (c)    Instruments Defining Rights of Security Holders
              -----------------------------------------------
              Not applicable.

       (d)    Investment Advisory Contracts
              -----------------------------
              1.   Sit U.S. Government Securities Fund, Inc.
                   -----------------------------------------
                   (Incorporated by reference to Post-Effective Amendment No. 10 to the Fund's Registration Statement.)
              2.   Sit Mutual Funds II, Inc.
                   -------------------------
                   (Incorporated by reference to Post-Effective Amendment No. 11 to the Fund's Registration Statement.)
              3.   Sit Money Market Fund, Inc.
                   ---------------------------
                   (Incorporated by reference to Post-Effective Amendment No. 11 to the Fund's Registration Statement.)

       (e)    Underwriting and Distribution Agreement
              ---------------------------------------
              1.   Sit U.S. Government Securities Fund, Inc.
                   -----------------------------------------
                   (Incorporated by reference to Post-Effective Amendment No. 12 to the Fund's Registration Statement.)
              2.   Sit Mutual Funds II, Inc.
                   -------------------------
                   (Incorporated by reference to Post-Effective Amendment No. 16 to the Fund's Registration Statement.)
              3.   Sit Money Market Fund, Inc.
                   ---------------------------
                   (Incorporated by reference to Post-Effective Amendment No. 13 to the Fund's Registration Statement.)

       (f)    Bonus or Profit Sharing Contracts
              ---------------------------------
              Not applicable.

       (g)    Custodian Agreement
              -------------------
              1.   Sit U.S. Government Securities Fund, Inc.
                   ----------------------------------------
                   (Incorporated by reference to Post-Effective Amendment No. 20 to the Fund's Registration Statement.)
              2.   Sit Mutual Funds II, Inc.
                   ------------------------
                   (Incorporated by reference to Post-Effective Amendment No. 24 to the Fund'sRegistration Statement.)
              3.   Sit Money Market Fund, Inc.
                   --------------------------
                   (Incorporated by reference to Post-Effective Amendment No. 21 to the Fund's Registration Statement.)

       (h.1)  Transfer Agency and Services Agreement
              --------------------------------------
              1.   Sit U.S. Government Securities Fund, Inc.
                   ----------------------------------------
                   (Incorporated by reference to Post-Effective Amendment No. 15 to the Fund's Registration Statement.)
              2.   Sit Mutual Funds II, Inc.
                   -------------------------
                   (Incorporated by reference to Post-Effective Amendment No. 19 to the Fund's Registration Statement.)
              3.   Sit Money Market Fund, Inc.
                   ---------------------------
                   (Incorporated by reference to Post-Effective Amendment No. 17 to the Fund's Registration Statement.)

       (h.2)  Accounting Services Agreement
              -----------------------------
              1.   Sit U.S. Government Securities Fund, Inc.
                   -----------------------------------------
                   (Amendment to Agreement incorporated by reference to Post-Effective Amendment No. 20 to the Fund's Registration Statement.)
              2.   Sit Mutual Funds II, Inc.
                   -------------------------
                   (Amendment to Agreement incorporated by reference to Post-Effective Amendment No. 24 to the Fund's Registration Statement.)
              3.   Sit Money Market Fund, Inc.
                   ---------------------------
                   (Amendment to Agreement incorporated by reference to Post-Effective Amendment No. 21 to the Fund's Registration Statement.)

       (i)    Opinions and Consents of Dorsey & Whitney
              -----------------------------------------
              1.   Sit U.S. Government Securities Fund, Inc.
                   -----------------------------------------
                   (Incorporated by reference to Post-Effective Amendment No. 8 to the Fund's Registration Statement.)
              2.   Sit Mutual Funds II, Inc.
                   -------------------------
                   (Incorporated by reference to Post-Effective Amendment No. 9 to the Fund's Registration Statement.)
              3.   Sit Money Market Fund, Inc.
                   ---------------------------
                   (Incorporated by reference to Post-Effective Amendment No. 9 to the Fund's Registration Statement.)

       (j)    Consent of KPMG LLP
              1.   Sit U.S. Government Securities Fund, Inc.
                   -----------------------------------------
                   (Filed herewith.)
              2.   Sit Mutual Funds II, Inc.
                   -------------------------
                   (Filed herewith.)
              3.   Sit Money Market Fund, Inc.
                   ---------------------------
                   (Filed herewith.)

       (k)    Omitted Financial Statements
              ----------------------------
              Not applicable.

       (l)    Initial Capital Agreements
              --------------------------
              Not applicable.

       (m)    Rule 12b-1 Plan
              ---------------
              Not applicable.

       (n)    Rule 18f-3 Plan
              ---------------
              Not applicable.

       (o)    Reserved.
              ---------

       (p)    Codes of Ethics
              ---------------
              1.   Sit  U.S.  Government  Securities  Fund,  Inc.
                   ---------------------------------------------
                   (Incorporated by reference to Post-Effective Amendment No. 20 to the Fund's Registration Statement.)
              2.   Sit Mutual  Funds II, Inc.
                   --------------------------
                   (Incorporated by reference to Post-Effective Amendment No. 24 to the Fund's Registration Statement.)
              3.   Sit Money Market Fund, Inc.
                   ---------------------------
                   (Incorporated by reference to Post-Effective Amendment No. 21 to the Fund's Registration Statement.)


Item 24.      Persons Controlled by or Under Common Control with Registrant
--------      -------------------------------------------------------------

              See the section of the Prospectus entitled "Investment Adviser" and the section of the Statement of Additional Information entitled "Investment Adviser."

Item 25.      Indemnification
--------      ---------------

     Each Registrant's Articles of Incorporation and Bylaws provide that the Registrant shall indemnify such persons, for such expenses and liabilities, in such manner, under such circumstances, and to such extent as permitted by
Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereinafter amended, and any rules, regulations or releases promulgated thereunder.

     Each Registrant may indemnify its officers and directors and other "persons" acting in an "official capacity" (as such terms are defined in Section 302A.521) pursuant to a determination by the board of directors or shareholders of the Registrant as set forth in Section 302A.521, by special legal counsel selected by the board or a committee thereof for the purpose of making such a determination, or by a Minnesota court upon application of the person seeking indemnification. If a director is seeking indemnification for conduct in the capacity of director or officer of a Registrant, then such director generally may not be counted for the purpose of determining either the presence of a quorum or such director's eligibility to be indemnified.

     In any case, indemnification is proper only if the eligibility determining body decides that the person seeking indemnification:

     (a) has not received indemnification for the same conduct from any other party or organization;
     (b) acted in good faith;
     (c) received no improper personal benefit;
     (d) in the case of criminal proceedings, had no reasonable cause to believe the conduct was unlawful;
     (e) reasonably believed that the conduct was in the best interest of a Registrant, or in certain contexts, was not opposed to the best interest of a Registrant; and

     (f) had not otherwise engaged in conduct which precludes indemnification under either Minnesota or Federal law (including, but not limited to, conduct constituting willful misfeasance, bad faith, gross negligence, or reckless disregard of duties as set forth in Section 17(h) and (i) of the Investment Company Act of 1940).

     If a person is made or threatened to be made a party to a proceeding, the person is entitled, upon written request to a Registrant, to payment or reimbursement by a Registrant of reasonable expenses, including attorneys' fees and disbursements, incurred by the person in advance of the final disposition of the proceeding, (a) upon receipt by a Registrant of a written affirmation by the person of a good faith belief that the criteria for indemnification set forth in
Section 302A.521 have been satisfied and a written undertaking by the person to repay all amounts so paid or reimbursed by the Registrant, if it is ultimately determined that the criteria for indemnification have not been satisfied, and
(b) after a determination that the facts then known to those making the determination would not preclude indemnification under Section 302A.521. The written undertaking required by clause (a) is an unlimited general obligation of the person making it, but need not be secured and shall be accepted without reference to financial ability to make the repayment.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of a Registrant pursuant to the foregoing provisions, or otherwise, each Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by a Registrant of expenses incurred or paid by a director, officer or controlling person of such Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless, in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Each Registrant undertakes to comply with the indemnification requirements of Investment Company Release 7221 (June 9, 1972) and Investment Company Release 11330 (September 2, 1980).

Item 26.   Business and other Connections of Investment Adviser
--------   ----------------------------------------------------

     Sit Investment Associates, Inc. (the "Adviser"), serves as the investment adviser of each of the Sit Mutual Funds in addition to serving as the investment adviser to the Sit Mutual Funds and to various other public and private accounts.

     Below is a list of the officers and directors of the Adviser and their business/employment during the past two years:

                            Business and Employment During Past Two Years;
     Name                   Principal Business Address
     ----                   ----------------------------------------------------

     Eugene C. Sit          Chairman, CIO and Treasurer of the Adviser; Chairman
                            and CEO of the Sit/Kim International Investment
                            Associates, Inc. ("Sit/Kim"); Chairman of the Board of Directors of all Sit Mutual Funds.

     Peter L. Mitchelson    President and Director of the Adviser; Director and
                            Executive Vice President of Sit/Kim; Senior
                            Portfolio Manager of the Sit Large Cap Growth Fund;
                            Vice Chairman & Director of all Sit Mutual Funds.

     Frederick Adler        Director of the Adviser; Of Counsel,
                              Fulbright & Jaworski
                            666 5th Avenue
                            New York, NY 10103

     Norman Bud Grossman    Director of the Adviser; President, Cogel Management
                            4670 Norwest Center
                            Minneapolis, MN  55402

     William Frenzel        Advisory Director of the Adviser; Director of the
                            Sit Mutual Funds; Director of Sit/Kim; Senior
                            Visiting Scholar at the Brookings Institution

     Roger J. Sit           Executive Vice President - Research & Investment
                            Management of the Adviser; Assistant to the Sit/Kim
                            International Chief Investment Officer for
                            Investment Policy and Portfolio Management; Vice
                            President and Senior Equity Research Analyst for
                            Goldman Sachs & Company until December, 1997

     Michael C. Brilley     Senior Vice President and Senior Fixed Income
                            Officer of the Adviser; Director and Senior Vice
                            President of Sit U.S. Government Securities Fund
                            Inc., Sit Money Market Fund, Inc., Sit Mutual Funds
                            II, Inc. and Sit Balanced Fund

     Debra A. Sit           Vice President - Bond Investments of the Adviser;
                            Assistant Treasurer of all Sit Mutual Funds;
                            Assistant Treasurer of Sit/Kim; Vice President -
                            Investments of Sit U.S. Government Securities Fund,
                            Inc., Sit Money Market Fund, Inc., and Sit Mutual
                            Funds II, Inc.

     Ronald D. Sit          Vice President - Research & Investment Management of
                            the Adviser

     Erik S. Anderson       Vice President - Research & Investment Management of
                            the Adviser

     John T. Groton, Jr.    Vice President - Research & Investment Management of
                            the Adviser

     Kent L. Johnson        Vice President - Research & Investment Management of
                            the Adviser

     Robert W. Sit          Vice President - Equity Research Analyst of the
                            Adviser

     Paul E. Rasmussen      Vice President, Secretary and Controller and Chief
                            Compliance Officer of the Adviser and Sit/Kim; Vice
                            President and Treasurer of all Sit Mutual Funds

     Carla J. Rose          Vice President - Administration & Deputy Controller
                            of the Adviser

     Debra K. Beaudet       Vice President - Staff Operations of the Adviser

     David A. Brown         Vice President - Client Relations Marketing of the
                            Adviser

Item 27. Principal Underwriters
-------- ----------------------

     The Distributor for each Registrant is SIA Securities Corp., 4600 Norwest Center, Minneapolis, MN 55402, an affiliate of the Adviser, which distributes only shares of each Registrant.

     Below is a list of the officers and directors of the Distributor and their business/employment during the past two years:

                            Business and Employment During Past Two Years;
     Name                   Principal Business Address
     ----                   ----------------------------------------------------

     Eugene C. Sit          Chairman, CIO and Treasurer of the Adviser; Chairman
                            and CEO of Sit/Kim; Chairman of the Board of Directors of all Sit Mutual Funds.

     Peter L. Mitchelson    President and Director of the Adviser; Director and
                            Executive Vice President of Sit/Kim; Senior
                            Portfolio Manager of the Sit Large Cap Growth Fund;
                            Vice Chairman & Director of all Sit Mutual Funds.

     Paul E. Rasmussen      Vice President, Secretary, Controller and Chief
                            Compliance Officer for the Adviser; Vice President &
                            Treasurer of all Sit Mutual Funds

Item 28. Location of Accounts and Records
-------- --------------------------------

     The Custodian for each Registrant is The Northern Trust Company, 50 South LaSalle Street, Chicago, IL 60675. The Transfer Agent for each Registrant is PFPC Inc., 4400 Computer Drive, Westboro, MA 01581. Other books and records are maintained by the Adviser, which is located at 4600 Norwest Center, Minneapolis, MN 55402.

Item 29. Management Services
-------- -------------------

     Not applicable

Item 30. Undertakings
-------- ------------

     Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Minneapolis, State of Minnesota, on the 12th day of July 2000.

                                 SIT U.S. GOVERNMENT SECURITIES FUND, INC.
                                 (Registrant)

                                 By /s/ Eugene C. Sit
                                    ---------------------------
                                        Eugene C. Sit, Chairman

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


           Signature and Title
           -------------------

/s/ Eugene C. Sit                                          Dated:  July 12, 2000
-------------------------------------------
Eugene C. Sit  Chairman
(Principal Executive Officer and Director)


/s/ Paul E. Rasmussen                                      Dated:  July 12, 2000
-------------------------------------------
Paul E. Rasmussen, Treasurer
(Principal Financial Officer and Accounting Officer)

John E. Hulse, Director*

Sidney L. Jones, Director*

Peter L. Mitchelson, Director*

Donald W. Phillips, Director*

*By  /s/ Eugene C. Sit                                     Dated:  July 12, 2000
-------------------------------------------
   Eugene C. Sit, Attorney-in-fact
   (Pursuant to Powers of Attorney filed
   previously with the Commission.)

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Minneapolis, State of Minnesota, on the 12th day of May 2000.

                                 SIT MUTUAL FUNDS II, INC.
                                 (Registrant)

                                 By /s/ Eugene C. Sit
                                    ---------------------------
                                        Eugene C. Sit, Chairman

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


           Signature and Title
           -------------------

/s/ Eugene C. Sit                                          Dated:  July 12, 2000
-------------------------------------------
Eugene C. Sit  Chairman
(Principal Executive Officer and Director)


/s/ Paul E. Rasmussen                                      Dated:  July 12, 2000
-------------------------------------------
Paul E. Rasmussen, Treasurer
(Principal Financial Officer and Accounting Officer)

John E. Hulse, Director*

Sidney L. Jones, Director*

Peter L. Mitchelson, Director*

Donald W. Phillips, Director*

*By  /s/ Eugene C. Sit                                     Dated:  July 12, 2000
-------------------------------------------
   Eugene C. Sit, Attorney-in-fact
   (Pursuant to Powers of Attorney filed
   previously with the Commission.)

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Minneapolis, State of Minnesota, on the 12th day of May 2000.

                                 SIT MONEY MARKET FUND, INC.
                                 (Registrant)

                                 By /s/ Eugene C. Sit
                                    ---------------------------
                                        Eugene C. Sit, Chairman

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


           Signature and Title
           -------------------

/s/ Eugene C. Sit                                          Dated:  July 12, 2000
-------------------------------------------
Eugene C. Sit  Chairman
(Principal Executive Officer and Director)


/s/ Paul E. Rasmussen                                      Dated:  July 12, 2000
-------------------------------------------
Paul E. Rasmussen, Treasurer
(Principal Financial Officer and Accounting Officer)

John E. Hulse, Director*

Sidney L. Jones, Director*

Peter L. Mitchelson, Director*

Donald W. Phillips, Director*

*By  /s/ Eugene C. Sit                                     Dated:  July 12, 2000
-------------------------------------------
   Eugene C. Sit, Attorney-in-fact
   (Pursuant to Powers of Attorney filed
   previously with the Commission.)

                       REGISTRATION STATEMENT ON FORM N-1A

                                  EXHIBIT INDEX


EXHIBIT NO.    NAME OF EXHIBIT                                     PAGE NO.
-----------    ---------------                                     --------

(j)            Consent of KPMG LLP                                    C-11
                  Sit U.S. Government Securities Fund, Inc.
                  Sit Mutual Funds II, Inc.
                  Sit Money Market Fund, Inc.